Leases - Minimum annual rentals (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	$ 3,863
2023
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	1,791
2024
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	1,359
2025
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	$ 713